Net Interest Income - Summary of Interest Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Interest costs [abstract]
Interest on deposits due to customers	₩ 8,050,948		₩ 9,599,529	₩ 8,738,249
Interest on borrowings	1,111,255		1,351,612	1,294,710
Interest on debentures	1,823,313		1,760,003	1,507,108
Other interest expense	398,088		398,694	348,588
Interest on lease liabilities	18,349		17,167	10,359
Total	11,401,953		13,127,005	11,899,014
Insurance finance interest expense	756,021	$ 523,361	0	0
Total	₩ 12,157,974		₩ 13,127,005	₩ 11,899,014